Description of Business and Segmented Disclosures - Schedule of Segment and Operational Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Gross Sales	$ 13,591	$ 21,353	$ 21,389
Less: Royalties	364	1,173	546
Revenue	13,227	20,180	20,843
Expenses
Purchased Product	5,119	8,378	8,684
Transportation and Blending	4,444	5,184	5,942
Operating	1,930	2,088	2,184
Inventory Write-Down (Reversal)	555	49	60
(Gain) Loss on Risk Management	308	156	305
Depreciation, Depletion and Amortization	3,464	2,249	2,131
Exploration Expense	91	82	2,123
Segment Income (Loss)	(2,684)	1,994	(586)
General and Administrative	292	331	1,020
Finance Costs	536	511	627
Interest Income	(9)	(12)	(19)
Transaction Costs	29
Foreign Exchange (Gain) Loss, Net	(181)	(404)	854
Re-measurement of Contingent Payment	(80)	164	50
(Gain) Loss on Divestiture of Assets	(81)	(2)	795
Other (Income) Loss, Net	40	9	13
Total Non-operating (Income) Expense	546	597	3,340
Earnings (Loss) From Continuing Operations Before Income Tax	(3,230)	1,397	(3,926)
Income Tax Expense (Recovery)	(851)	(797)	(1,010)
Net Earnings (Loss) From Continuing Operations	(2,379)	2,194	(2,916)
Oil Sands [Member]
Revenues
Gross Sales	7,514	10,838	10,026
Less: Royalties	324	1,143	473
Revenue	7,190	9,695	9,553
Expenses
Transportation and Blending	4,399	5,152	5,879
Operating	1,094	1,039	1,037
Inventory Write-Down (Reversal)	316
(Gain) Loss on Risk Management	268	23	1,551
Operating Margin	1,113	3,481	1,086
Depreciation, Depletion and Amortization	1,684	1,543	1,439
Exploration Expense	9	18	6
Segment Income (Loss)	(580)	1,920	(359)
Conventional [Member]
Revenues
Gross Sales	635	691	904
Less: Royalties	40	30	73
Revenue	595	661	831
Expenses
Transportation and Blending	81	82	90
Operating	318	337	403
(Gain) Loss on Risk Management			26
Operating Margin	196	242	312
Depreciation, Depletion and Amortization	880	319	412
Exploration Expense	82	64	2,117
Segment Income (Loss)	(766)	(141)	(2,217)
Refining and Marketing [Member]
Revenues
Gross Sales	6,051	10,513	11,183
Revenue	6,051	10,513	11,183
Expenses
Purchased Product	5,397	8,795	9,201
Operating	824	948	927
Inventory Write-Down (Reversal)	239	49	60
(Gain) Loss on Risk Management	(21)	(16)	(1)
Operating Margin	(388)	737	996
Depreciation, Depletion and Amortization	739	280	222
Segment Income (Loss)	(1,127)	457	774
Corporate and Eliminations [Member]
Revenues
Gross Sales	(609)	(689)	(724)
Revenue	(609)	(689)	(724)
Expenses
Purchased Product	(278)	(417)	(517)
Transportation and Blending	(36)	(50)	(27)
Operating	(306)	(236)	(183)
(Gain) Loss on Risk Management	61	149	(1,271)
Depreciation, Depletion and Amortization	161	107	58
Segment Income (Loss)	(211)	(242)	1,216
General and Administrative	292	331	1,020
Finance Costs	536	511	627
Interest Income	(9)	(12)	(19)
Transaction Costs	29
Foreign Exchange (Gain) Loss, Net	(181)	(404)	854
Re-measurement of Contingent Payment	(80)	164	50
(Gain) Loss on Divestiture of Assets	(81)	(2)	795
Other (Income) Loss, Net	40	9	13
Total Non-operating (Income) Expense	$ 546	$ 597	$ 3,340